COMMITMENTS AND CONTINGENCIES - Operating leases (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Operating leases
Rental expense under operating leases, reported in selling, general and administrative expenses	₽ 7,705	₽ 7,581	₽ 6,093
Rental expense under operating leases, reported in cost of services	18,352	₽ 18,955	₽ 19,549
Future minimum lease payments	15,135
2018
Operating leases
Future minimum lease payments	10,000
2019
Operating leases
Future minimum lease payments	827
2020
Operating leases
Future minimum lease payments	441
2021
Operating leases
Future minimum lease payments	238
2022
Operating leases
Future minimum lease payments	201
Thereafter
Operating leases
Future minimum lease payments	₽ 3,428